UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23177

GOEHRING & ROZENCWAJG INVESTMENT FUNDS

(Exact name of Registrant as specified in charter)

110 Wall Street

New York, NY 10005-5991

(Address of principal executive offices) (Zip code)

Registrant’s Telephone Number, including Area Code: (646) 216-9777

Adam A. Rozencwajg

Goehring & Rozencwajg Associates, LLC

110 Wall Street

New York, NY 10005-5991

(Name and address of agent for service)

With copies to:

James M. Forbes, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston St.

Boston, MA 02199-3600

Date of fiscal year end: May 31

Date of reporting period: August 31, 2019

Item 1. Schedule of Investments.

Goehring & Rozencwajg Resources Fund - Schedules of Investments

As of August 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.7%)
ENERGY (37.6%)
Exploration & Production (24.5%)
Berry Petroleum Corp. - Class A	66,690	$532,853
Bonanza Creek Energy, Inc.(a)	29,690	669,806
Carrizo Oil & Gas, Inc.(a)	49,800	412,842
Centennial Resource Development, Inc. - Class A(a)	50,750	244,615
Concho Resources, Inc.	5,322	389,304
Diamondback Energy, Inc.	8,252	809,356
Encana Corp.	83,413	370,354
Matador Resources Co.(a)	54,640	855,116
Parsley Energy, Inc. - Class A(a)	53,220	953,170
PDC Energy, Inc.(a)	27,230	867,276
Pioneer Natural Resources Co.	11,290	1,393,411
Range Resources Corp.	134,900	480,244
Roan Resources, Inc.(a)	40,350	45,596
Tellurian, Inc.(a)	56,160	366,725
		8,390,668
Oil & Gas Services & Equipment (13.1%)
AKITA Drilling Ltd. - Class A	52,531	69,442
Apergy Corp.(a)	47,340	1,229,893
Basic Energy Services, Inc.(a)	37,280	49,582
CES Energy Solutions Corp.	73,900	107,126
Diamond Offshore Drilling, Inc.(a)	92,400	599,676
Jones Energy II, Inc.(a)	152	1,672
Noble Corp. PLC(a)	178,820	286,112
Oceaneering International, Inc.(a)	76,800	995,328
Transocean Ltd.(a)	152,455	693,670
Valaris PLC	100,533	468,484
		4,500,985
MATERIALS (60.1%)
Agricultural Chemicals (15.3%)
CF Industries Holdings, Inc.	27,990	1,348,838
Corteva, Inc.	32,820	962,282
Mosaic Co.	56,730	1,043,265
Nutrien Ltd.	37,190	1,872,889
		5,227,274
Base Metals (26.8%)
Amerigo Resources Ltd.(a)	556,110	246,436
Cameco Corp.	194,190	1,703,047
Copper Mountain Mining Corp.(a)	384,870	193,678
ERO Copper Corp.(a)	62,330	943,330
Excelsior Mining Corp.(a)	276,910	195,505
First Quantum Minerals Ltd.	49,240	301,786
Hudbay Minerals, Inc.	88,510	297,161
Ivanhoe Mines Ltd. - Class A(a)	231,950	648,080
Lundin Mining Corp.	106,530	508,086
Mako Mining Corp.(a)	1,168,090	153,534
NAC Kazatomprom JSC(b)	93,104	1,401,215
Southern Copper Corp.	14,800	467,680
Trilogy Metals, Inc.(a)	367,520	659,736
Turquoise Hill Resources Ltd.(a)	99,230	43,701
Uranium Participation Corp.(a)	458,390	1,463,240
		9,226,215

Security Description	Shares	Value
Other Mined Minerals (0.6%)
Mountain Province Diamonds, Inc.	266,760	$208,375

Precious Metal Mining (17.4%)
Barrick Gold Corp.	87,090	1,687,804
Detour Gold Corp.(a)	78,930	1,413,911
Endeavour Mining Corp.(a)	29,410	573,223
Golden Star Resources, Ltd.(a)	245,460	756,017
IAMGOLD Corp.(a)	69,250	257,610
Marathon Gold Corp.(a)	392,180	406,496
Maverix Metals, Inc.(a)	54,640	274,554
Roxgold, Inc.(a)	423,010	422,565
TMAC Resources, Inc.(a)	37,760	154,852
		5,947,032
TECHNOLOGY (0.0%)(c)
Application Software (0.0%)(c)
Arias Intel Corp.(a)	1,386	17,048

TOTAL COMMON STOCKS
(Cost $43,782,398)		33,517,597

WARRANTS (0.2%)
ENERGY (0.2%)
Oil & Gas Services & Equipment (0.2%)
Jones Energy II, Inc., Expires 05/17/2024, Strike Price $31.67	672	3
Tidewater, Inc., Expires 11/14/2042, Strike Price $0.01	3,561	56,086
		56,089

TOTAL WARRANTS
(Cost $132,718)		56,089

Security Description	Shares	Value
SHORT TERM INVESTMENTS (1.9%)
Dreyfus Treasury Securities Cash Management, Institutional Class (7 day yield 1.927%)	643,161	643,161

TOTAL SHORT TERM INVESTMENTS
(Cost $643,161)		643,161

TOTAL INVESTMENTS - (99.8%)
(Cost $44,558,277)		34,216,847

Assets in Excess of Other Liabilities - (0.2%)		56,332

NET ASSETS - (100.0%)		$34,273,179

(a)	Non-income producing security.
(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2019, the aggregate market value of those securities was $1,556,067, which represents approximately 4.54% of net assets.
(c)	Less than 0.05%.

See Notes to Quarterly Schedule of Investments.

Goehring & Rozencwajg Resources Fund

Notes to Quarterly Schedule of Investments August 31, 2019 (Unaudited)

1. ORGANIZATION

The Goehring & Rozencwajg Resources Fund (the "Fund") is a no-load investment portfolio of Goehring & Rozencwajg Investment Funds (the “Trust”), an open-end series management investment company organized as a Massachusetts business trust on July 14, 2016, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 30, 2016. The Fund is a diversified investment company with an investment objective which seeks to maximize total return, which consists of income on its investments and capital appreciation. The Fund currently offers Retail Class Shares and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval. The Fund’s Investment Adviser is Goehring & Rozencwajg Associates, LLC (the “Adviser”).

The Fund will concentrate its investments in the securities of natural resources companies and other investments which provide economic exposure to natural resources or natural resources companies. When a Fund concentrates its investments in a particular sector or in particular industries, financial, economic, business, and other developments affecting issuers in that sector or in those industries will have a greater effect on that Fund than if it had not concentrated its assets in that sector or in those industries. The Fund’s concentration in natural resources investments exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. By investing primarily in natural resources investments, the Fund runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, or if there is no closing price or official closing price, the last sale price. If there have been no sales on that day, the securities are valued at the mean of the current bid and ask price. U.S. and non U.S. government and corporate debt securities are typically traded in the over-the-counter market internationally, and are generally valued using prices supplied by a pricing vendor approved by the Board of Trustees based on the mid point of quotes from multiple dealers and other factors deemed relevant by the pricing vendor. In the case of other securities not traded on an exchange, or if closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Fund’s Board of Trustees using a variety of pricing techniques and methodologies. U.S. government and agency securities are valued by a third-party pricing vendor at the mean between the closing bid and asked prices. Other than with respect to the debt securities discussed above, the market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board of Trustees, which may use, instead of quotes from dealers, a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments. Derivatives are valued using market quotations, a price supplied by a pricing service or counterparty, or using the fair value procedures discussed below, depending on the type of derivative and the availability of market quotations. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in the underlying funds are based on the underlying fund’s net asset value. Available cash is generally invested into a money market fund by the Fund’s custodian, and is valued at the latest net asset value per share as reported to the Fund’s administrator.

When the price quotations described above are not available, or when the Adviser believes that they are unreliable, the Fund’s assets may be priced using fair value procedures approved by the Board of Trustees. Because the Fund invests in investments that may be thinly traded or for which the price quotations described above may not be readily available or may be unreliable – such as securities of small capitalization companies, securities of issuers located in emerging markets, high yield securities and derivatives – the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid – such as equity securities of large capitalization domestic issuers. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Fair Value Measurements: he Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of August 31, 2019:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
GOEHRING & ROZENCWAJG RESOURCES FUND
Common Stocks
Oil & Gas Services & Equipment	$4,499,313	$1,672	$–	$4,500,985
Other	29,016,612	–	–	29,016,612
Warrants	–	56,089	–	56,089
Short Term Investments	643,161	–	–	643,161
Total	$34,159,086	$57,761	$–	$34,216,847

*	See Schedule of Investments for industry classification.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
President

Date:	October 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
Principal Executive Officer and Principal Financial Officer

Date:	October 21, 2019